Note 3 - Summary of Significant Accounting Policies: Accounting Basis (Policies)	12 Months Ended
Jul. 31, 2016
Policies
Accounting Basis

Accounting Basis

The Company uses the accrual basis of accounting and accounting principles generally accepted in the United States of America (“GAAP” accounting). The Company has adopted a July 31 fiscal year end.